Financial Instruments and Risk Management (Market Price Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / oz
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	$ 0.4
Gains (losses) on change in fair value of derivatives	2.3	$ 1.6
Unrealized gains	$ 0.3	(1.6)
Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	1000.00%
Impact on other comprehensive income	$ 3.5	1.4
Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	10.00%
Impact on pre-tax earnings	$ 54.3	$ 48.2
Bottom of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,146
Top of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,349